Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 355,359,779.60
Total Fee Amount	49,075.19
Total Offset Amount	0.00
Net Fee	$ 49,075.19
Offering Table N/A
Offset Table N/A	N/A